Propery, Plant And Equipment, Net (Details) - Schedule of Property, Plant and Equipment, Net - USD ($)	Mar. 31, 2024	Sep. 30, 2023
Property, Plant and Equipment [Line Items]
Property, plant and equipment, gross	$ 7,794,013	$ 4,758,779
Less: accumulated depreciation	(1,089,174)	(918,836)
Property, plant and equipment, net	6,704,839	3,839,943
Construction in progress [Member]
Property, Plant and Equipment [Line Items]
Property, plant and equipment, gross	6,113,439	3,095,981
Equipment for rental business [Member]
Property, Plant and Equipment [Line Items]
Property, plant and equipment, gross	1,444,567	1,429,579
Vehicles [Member]
Property, Plant and Equipment [Line Items]
Property, plant and equipment, gross	194,094	191,741
Furniture, fixtures and office equipment [Member]
Property, Plant and Equipment [Line Items]
Property, plant and equipment, gross	$ 41,913	$ 41,478